Novation of Manufacturing Agreements (Details)	1 Months Ended
Apr. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Right to terminate agreement or work order, prior written notice period	6 months
Right to terminate work order, reasonable cause, prior written notice period	30 months
Right to terminate work order by counterparty, reasonable cause, termination amount payable	$ 0
Right to terminate work order, material breach, uncured period	30 days
Right to terminate work order, unusual or infrequent cause, period	90 days
Non-refundable license fee amount	$ 200,000
Royalty percentage (less than)	1.00%
Right to terminate agreement, prior written notice period	6 months
Right to terminate agreement by counterparty, material breach, uncured period	60 days
Right to terminate agreement by counterparty, payments not received, period	30 days